SCHEDULE OF STOCK OPTION ASSUMPTION (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Equity [Abstract]
Term (years)	5 years 6 months
Stock price	$ 3.07
Exercise price	$ 3.07
Dividend yield	0.00%
Expected volatility	112.00%
Risk free interest rate	3.90%